Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2017
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Street Emerging Markets Equity Index Fund (the “Emerging Markets Equity Index Fund” or the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks the performance of emerging market equity securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). You may qualify for sales charge discounts on purchases of Class A shares if you agree to invest in the future, or if you and your family currently invest, at least $50,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in Choosing a Share Class – Reducing Your Class A Sales Charge on page 33 of the Fund's Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you agree to invest in the future, or if you and your family currently invest, at least $50,000 in State Street Funds that offer Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an “index” fund that seeks to track, before fees and expenses, the total return of the MSCI Emerging Markets Index (the “Index”) over the long term. As an “index” fund, the Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.

In seeking to track the performance of the Index, the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to create a portfolio of securities with generally the same risk and return characteristics as those of the Index. The number of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index, in approximately the same proportions as the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal circumstances, the Fund generally invests substantially all, but at least 80%, of its net assets (plus borrowings, if any) in securities included in the Index or in other securities of emerging market companies providing exposure comparable, in the Adviser's view, to securities comprising the Index. An “emerging market company” is any company domiciled or doing a substantial portion of its business in countries represented in the Index at the time of purchase. These securities may be represented by American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), Non- Voting Depositary Receipts (“NVDRs”) or Participatory Notes (“P-Notes”). The notional value of the Fund's investments in derivatives or other synthetic instruments that provide exposures comparable, in the judgment of the Adviser, to investments in the Index may be counted toward satisfaction of this 80% policy. The Fund will provide shareholders with at least 60 days' notice prior to any change in this 80% investment policy. The Fund may invest a portion of its assets in cash and cash equivalents, repurchase agreements and money market instruments, such as money market funds (including money market funds advised by the Adviser).

The Fund may purchase or sell futures contracts, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in stocks or other investments. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may enter into other derivatives transactions, including the use of options, forwards or swap transactions, in lieu of investing directly in the stocks making up the Index. The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund (including funds advised by the Adviser).

The Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging market countries. As of February 28, 2017, the Index comprised 832 securities covering large- and mid-cap companies across 23 countries and represents 86.62% of the market capitalization of MSCI Emerging Markets Investable Market Index (IMI), which is composed of large-, mid- and small-cap companies. As of February 28, 2017, the market capitalization of the companies included in the Index ranged from $440.79 million to $168.56 billion. Countries covered in the Index have historically included, among others, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. As of February 28, 2017, a significant portion of the Index comprised companies in the financial and information technology sectors, although this may change from time to time. As of February 28, 2017, a significant portion of the Index comprised companies located in China and South Korea and a significant portion of the Index constituents are denominated in the Chinese Yuan Renminbi and the South Korea Won, although this may change from time to time.

		The Index is sponsored by MSCI, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not achieve its investment objective. General risks associated with the Fund's investment policies and investment strategies are discussed below. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs.

In addition, the Fund is subject to the following risks:
Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Currency Risk: The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and delays, restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund's assets denominated in foreign currencies.

Depositary Receipts Risk: Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. To the extent the Fund invests in depositary receipts based on securities included in the Index, such differences in prices may increase index tracking risk.

Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.

Emerging Markets Risk: Risks of investing in emerging markets include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems. There is also the potential for unfavorable action such as expropriation, nationalization, embargo, and acts of war. The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.

Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Financial Institutions Risk: Changes in the creditworthiness of financial institutions (such as banks and broker-dealers) may adversely affect the values of instruments of issuers in financial industries. Adverse developments in banking and other financial industries may cause the Fund to underperform relative to other funds that invest more broadly across different industries or have a smaller exposure to financial institutions. Changes in governmental regulation and oversight of financial institutions may have an adverse effect on the financial condition of a financial institution.

Financial Sector Risk: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Frontier Markets Risk: Investments in frontier markets may be more volatile and less liquid than investments in more developed markets or in other emerging market countries. Risks that are characteristic of many emerging markets generally may be especially heightened in frontier markets due to political, economic, financial, or other factors.

Futures Contract Risks; Other Exchange-Traded Derivatives: The risk of loss relating to the use of futures contracts and other exchange-traded derivatives is potentially unlimited. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or other exchange-traded derivative or at any particular time. In the event no such market exists for a particular derivative, it might not be possible to effect closing transactions, and the Fund will be unable to terminate its exposure to the derivative. If the Fund uses futures contracts or other exchange-traded derivatives for hedging purposes, there is a risk of imperfect correlation between movements in the prices of the derivatives and movements in the securities or index underlying the derivatives or movements in the prices of the Fund's investments that are the subject of such hedge. Certain foreign futures contracts and other exchange-traded derivatives may be less liquid and more volatile than U.S. contracts. The Fund may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse.

Geographic Focus Risk: The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified fund.
China: The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represent a large portion of China's total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China's political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese economy and financial markets have experienced high levels of growth in recent years; any actual or perceived reduction or curtailment in those levels of growth in the future would likely have a substantial adverse impact on the values of Chinese companies. These factors and others could negatively affect the value and liquidity of the Fund. The Fund may invest in shares of Chinese companies traded on stock markets in Mainland China or Hong Kong. These stock markets have recently experienced high levels of volatility, which may continue in the future. The Hong Kong stock market may behave differently from the Mainland China stock market and there may be little to no correlation between the performance of the Hong Kong stock market and the Mainland China stock market.

South Korea: Economic and political developments of South Korean neighbors may have an adverse effect on the South Korean economy. Substantial political tensions exist between North Korea and South Korea and, recently, these political tensions have escalated. The outbreak of hostilities between the two nations, or even the threat of such an outbreak, will likely adversely impact the South Korean economy. In addition, South Korea's economic growth potential has recently been on a decline, mainly because of a rapidly aging population and structural problems. Among these structural concerns are the country's underdeveloped financial markets and a general lack of regulatory transparency. The restructuring of the South Korean economy, including the creation of a mechanism for bankrupt firms to exit the market, remains an important unfinished task. These factors may adversely affect the South Korean economy and cause a diversion of corporate investment to China and other lower wage countries. South Korea's economic growth potential is susceptible to problems from large scale emigration, rigid labor regulations and ongoing labor relations issues.
Index Tracking Risk: While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.

Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.

Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

Mid-Capitalization Securities Risk: The securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of mid-sized companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of mid-sized issuers may be illiquid or may be restricted as to resale, and their values may be volatile.

Money Market Risk: An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Certain money market funds seek to preserve the value of their shares at $1.00 per share, although there can be no assurance that they will do so, and it is possible to lose money by investing in such a money market fund. A major or unexpected increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause the share price of such a money market fund to fall below $1.00. Other money market funds price and transact at a “floating” NAV that will fluctuate along with changes in the market-based value of fund assets. Shares sold utilizing a floating NAV may be worth more or less than their original purchase price. Recent changes in the regulation of money market funds may affect the operations and structures of money market funds.

Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund.

Risk of Investment in Other Pools: If the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.

Technology Sector Risk: The Fund's assets may be focused in the technology sector, which means the Fund will be more affected by the performance of the technology sector than a fund that is more diversified. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's Shares to decrease, perhaps significantly.

Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. Investors who purchase or redeem Fund Shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the holding(s) or had used a different valuation methodology.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns from year-to-year and by showing how the Fund's average annual returns for the periods indicated compared with those of the Index. The bar chart shows how the Class K shares' returns have varied for each full calendar year shown. Except for differences in returns resulting from differences in fees and expenses, all share classes would have substantially similar returns because all share classes invest in the same portfolio of securities. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (800) 997-7327 or by visiting our website at www.ssgafunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns from year-to-year and by showing how the Fund's average annual returns for the periods indicated compared with those of the Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 997-7327
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssgafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 8.90% (Q3, 2016) Lowest Quarterly Return: -4.82% (Q4, 2016)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Except for differences in returns resulting from differences in fees, expenses, and sales charges (as applicable), all share classes would have substantially similar returns because all share classes invest in the same portfolio of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). Except for differences in returns resulting from differences in fees, expenses, and sales charges (as applicable), all share classes would have substantially similar returns because all share classes invest in the same portfolio of securities.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund will make updated performance information, including its current net asset value, available at the Fund's website: www.ssgafunds.com.
STATE STREET EMERGING MARKETS EQUITY INDEX FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.14%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.63%
1 year	rr_ExpenseExampleYear01	$ 586
3 years	rr_ExpenseExampleYear03	796
5 years	rr_ExpenseExampleYear05	1,023
10 years	rr_ExpenseExampleYear10	$ 1,674
STATE STREET EMERGING MARKETS EQUITY INDEX FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.14%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.38%
1 year	rr_ExpenseExampleYear01	$ 39
3 years	rr_ExpenseExampleYear03	207
5 years	rr_ExpenseExampleYear05	389
10 years	rr_ExpenseExampleYear10	$ 918
STATE STREET EMERGING MARKETS EQUITY INDEX FUND | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.14%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.18%
1 year	rr_ExpenseExampleYear01	$ 18
3 years	rr_ExpenseExampleYear03	143
5 years	rr_ExpenseExampleYear05	279
10 years	rr_ExpenseExampleYear10	$ 676
2016	rr_AnnualReturn2016	10.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.82%)
One Year	rr_AverageAnnualReturnYear01	10.81%
Since Inception	rr_AverageAnnualReturnSinceInception	10.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2015
STATE STREET EMERGING MARKETS EQUITY INDEX FUND | Return After Taxes on Distributions | Class K
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.11%
Since Inception	rr_AverageAnnualReturnSinceInception	9.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2015
STATE STREET EMERGING MARKETS EQUITY INDEX FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class K
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	7.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2015
STATE STREET EMERGING MARKETS EQUITY INDEX FUND | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.19%
Since Inception	rr_AverageAnnualReturnSinceInception	11.56%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2018 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.12% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2018 except with approval of the Fund's Board of Trustees.